Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Debt securities at amortised cost	[1]	£ 35,245	£ 27,303
Reverse repurchase agreements and other similar secured lending		1,293	725
Financial liabilities
Repurchase agreements and other similar secured borrowing		(25,156)	(11,965)
Debt securities in issue		(58,377)	(60,012)
Subordinated liabilities		(36,325)	(38,253)	£ (32,185)
Fair value
Financial assets
Debt securities at amortised cost		33,869	27,006
Loans and advances at amortised cost to customers		148,490	154,721
Reverse repurchase agreements and other similar secured lending		1,293	725
Financial liabilities
Deposits at amortised cost		(307,811)	(291,552)
Repurchase agreements and other similar secured borrowing		(25,153)	(11,966)
Debt securities in issue		(58,266)	(59,895)
Subordinated liabilities		(35,403)	(38,686)
Gross exposure
Financial assets
Debt securities at amortised cost		35,245	27,303
Loans and advances at amortised cost to customers		147,992	155,204
Reverse repurchase agreements and other similar secured lending		1,293	725
Financial liabilities
Deposits at amortised cost		(307,820)	(291,579)
Repurchase agreements and other similar secured borrowing		(25,156)	(11,965)
Debt securities in issue		(58,377)	(60,012)
Subordinated liabilities		£ (36,325)	£ (38,253)

[1]	For the fair value of debt securities at amortised cost see page 37.